THIRD QUARTER REPORT

[MORGAN STANLEY LOGO]

Morgan Stanley Global Opportunity Board Fund, Inc.

SEPTEMBER 30, 2001

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs                         William G. Morton, Jr.
CHAIRMAN OF THE BOARD OF DIRECTORS      DIRECTOR

Ronald E. Robison                       Michael Nugent
PRESIDENT AND DIRECTOR                  DIRECTOR

John D. Barrett II                      Fergus Reid
DIRECTOR                                DIRECTOR

Thomas P. Gerrity                       Stefanie V. Chang
DIRECTOR                                VICE PRESIDENT

Gerard E. Jones                         Lorraine Truten
DIRECTOR                                VICE PRESIDENT

Joseph J. Kearns                        Joseph P. Stadler
DIRECTOR                                VICE PRESIDENT AND TREASURER

Vincent R. McLean                       Mary E. Mullin
DIRECTOR                                SECRETARY

C. Oscar Morong, Jr.                    Belinda A. Brady
DIRECTOR                                ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND INC. OVERVIEW

LETTER TO SHAREHOLDERS

For the nine months ended September 30, 2001, the Morgan Stanley Global Opportunity Bond Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -14.73% compared to 0.87% for the Emerging Markets Bond/U.S. High Yield Blended Composite (the "Index"). For the period from the Fund's commencement of operations on May 27, 1994 through September 30, 2001, the Fund's cumulative total return, based on net asset value per share, was 38.16% compared to 91.25% for the Index. The Index is comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the C.S. First Boston High Yield Index. At September 30, 2001, the Fund's investments in debt instruments were comprised of 52% emerging markets debt securities and 48% U.S. high yield securities. However, the Fund's weightings in these asset classes are not restricted and will, under normal circumstances, fluctuate depending on market conditions. On September 30, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $7.32, representing a 5.5% premium to the Fund's net asset value per share.

MARKET OVERVIEW
The U.S. high yield and emerging debt markets experienced volatile, but positive returns in the eight months prior to the September 11 tragic events. The events of September 11 have had a profound impact on the economy as well as both fixed income and equity markets. Despite a fifty basis point reduction in the federal funds rate by the Federal Reserve in September, the expected flight-to-quality mentality emerged, pushing equities and, to a lesser extent, high yield and the emerging debt markets lower. Both of these markets posted negative returns in September and for the third quarter.

The Fund performed poorly in the third quarter of 2001 and for past nine months mostly due to higher allocations to fixed-line telecommunication, cable and wireless communications. Fixed-line telecommunication is down over 30% this year and is the worst performing sector in the high yield market. On the positive side, our defensive positioning within the emerging markets debt portion of the Fund benefited returns as well as our large underweight to Argentina. Argentina has performed very poorly for most of the year and we remain concerned about this country's near-term outlook.

We continue to favor high yield as we feel the market has very good value. Our main sector overweights within high yield include cable, fixed-line telecommunication and housing while our main underweights include utilities and many of the more economically sensitive industries. We are maintaining the defensive stance in the emerging markets debt portion of the Fund with underweights in Argentina, Brazil and Turkey.

MARKET OUTLOOK
The high yield market is now trading at close to the widest spread level ever experienced in its history. Due to the recent tragic events, the economic environment will likely be weaker over the next three to six months than was previously expected. However, we feel that the high degree of monetary and fiscal policy moves that have already been implemented (and future moves to come) will work and bring the economy back to more normal growth levels. This should lead the high yield and emerging debt markets back on the path of strong returns. We feel the Fund is well positioned in the current environment.

The widening of spreads by 22 basis points in June in U.S. high yield has added to the attractiveness of this market. We continue to believe that high yield should provide good returns over the coming months due to an improving economy, easier credit availability from banks, lower future default rates and a return of positive flows into the asset class.

Sincerely,


/s/ Ronald E. Robison

Ronald E. Robison
PRESIDENT AND DIRECTOR

October 2001

-------------
ON OCTOBER 18, 2001, THE FUND'S BY-LAWS WERE AMENDED TO CHANGE THE RETIREMENT AGE FOR ITS DIRECTORS TO 72 FROM 73. THE FUND ALSO ADOPTED A NON-FUNDAMENTAL POLICY THAT, UNDER NORMAL CIRCUMSTANCES, AT LEAST 80% OF ITS ASSETS WILL BE INVESTED IN HIGH YIELD BONDS.

                              MORGAN STANLEY GLOBAL OPPORTUNITY BOARD FUND, INC. SEPTEMBER 30, 2001 (UNAUDITED)

INVESTMENT SUMMARY
HISTORICAL INFORMATION

                                                                                       TOTAL RETURN (%)
                                              --------------------------------------------------------------------------------------
                                                        MARKET VALUE(1)               NET ASSET VALUE(2)                   INDEX(3)
                                              --------------------------------------------------------------------------------------
                                                                   AVERAGE                   AVERAGE                        AVERAGE
                                                   CUMULATIVE      ANNUAL       CUMULATIVE    ANNUAL        CUMULATIVE      ANNUAL
                                                   ----------      -------      ----------   -------        ----------      -------
Year to Date                                          4.56%          --          -14.73%         --            0.87%           --
One Year                                             -1.67        -1.67%         -20.02      -20.02%          -0.77         -0.77%
Five Year                                             6.28         1.23           -0.81       -0.16           35.11          6.20
Since Inception*                                     45.73         5.27           38.16        4.50           91.25          9.23

Past performance is not predictive of future performance.

[CHART]

RETURNS AND PER SHARE INFORMATION

                                                                   YEAR ENDED DECEMBER 31,                              NINE MONTHS
                                        -----------------------------------------------------------------------------      ENDED
                                                                                                                       SEPTEMBER 30,
                                          1994*       1995       1996       1997        1998       1999       2000          2001
                                          -----       ----       ----       ----        ----       ----       -----    -------------
Net Asset Value Per Share               $ 12.25   $   12.99   $  14.86    $  13.74   $   9.64   $  10.56    $   9.01     $   6.94
Market Value Per Share                  $ 12.50   $   12.50   $  14.63    $  13.13   $   8.31   $   8.38    $   7.75     $   7.32
Premium/(Discount)                          2.0%       -3.8%      -1.5%       -4.4%     -13.8%     -20.6%      -14.0%        5.5%
Income Dividends                        $  0.91   $    1.59   $   1.49    $   1.30   $   1.18   $   1.05    $   1.13     $   0.78
Capital Gains Distributions                  --          --   $   0.50    $   2.30   $   0.06         --          --           --
Fund Total Return(2)                      -6.42%      20.34%     31.45%      17.38%    -21.57%     22.73%      -3.14%      -14.73%
Index Total Return(3)                     -0.85%      22.16%     23.50%      12.52%     -4.74%     13.44%       4.24%        0.87%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Fund uses as it benchmark, for purpose of comparing its performance, a composite comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the C.S. First Boston High Yield Index. However, the Fund's weighting in these asset classes is not restricted and will, under normal circumstances, fluctuate depending on market conditions. As of September 30, 2001, the Fund's investment in debt instruments was comprised of 52% emerging markets debt securities and 48% U.S. high yield securities.
*    The Fund commenced operations on May 27, 1994.

     FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

     HIGH YIELD FIXED INCOME SECURITIES, ALSO KNOWN AS "JUNK BONDS" ARE CONSIDERED SPECULATIVE, INVOLVE GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN INVESTMENT GRADE FIXED INCOME SECURITIES.

PORTFOLIO SUMMARY

[CHART]

ALLOCATION OF TOTAL INVESTMENTS

Debt Securities                                          95.3%
Short-Term Investments                                    4.2
Equity Securities                                         0.5

[CHART]

COUNTRY WEIGHTINGS

United States                                            49.9%
Mexico                                                   11.3
Brazil                                                    6.1
Russia                                                    5.7
United Kingdom                                            2.8
Argentina                                                 2.7
Canada                                                    2.6
South Korea                                               1.6
Poland                                                    1.6
Germany                                                   1.2
Other                                                    14.5

TEN LARGEST HOLDINGS*

                                                      PERCENT OF
                                                           TOTAL
                                                     INVESTMENTS
----------------------------------------------------------------
1.   Republic of Argentina Par Bond, 'L-GP',
       6.00%, 3/31/23 (Argentina)                         2.5%
2.   Nextel Communications, Inc.
       0.00%, 9/15/07(United States)                      2.2
3.   United Mexican States Global Bond
       11.38%, 9/15/16 (Mexico)                           2.2
4.   Horseshoe Gaming Holding
       8.63%, 5/15/09 (United States)                     2.0
5.   Russian Federation
       12.75%, 6/24/28 (Russia)                           1.9
6.   Federative Republic of Brazil Debt
       Conversion Bond 'L' 5.50%, 4/15/12 (Brazil)        1.7
7.   United Mexican States 'A'
       9.88%, 2/1/10 (Mexico)                             1.7
8.   United Mexican States
       8.30%, 8/15/31 (Mexico)                            1.6
9.   Waste Management, Inc.
       7.13%, 10/1/07 (United States)                     1.5
10.  Federative Republic of Brazil
       Bond PIK 'C'8.00%, 4/15/14 (Brazil)                1.5
                                                         ----
                                                         18.8%
                                                         ====

*    Excludes short-term investments

                                MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND INC. STATEMENT OF NET ASSETS
                                SEPTEMBER 30, 2001 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                          FACE
                                                         AMOUNT          VALUE
                                                          (000)          (000)
--------------------------------------------------------------------------------
DEBT INSTRUMENTS (95.3%)

ALGERIA (0.5%)
SOVEREIGN (0.5%)
   Algerian Loan Agreement Tranche 1
     7.188%, 3/31/10                                    $   230        $   184
================================================================================
ARGENTINA (2.7%)
CORPORATE (0.2%)
   CTI Holdings SA
     11.50%, 4/15/08                                        295(b)          74
--------------------------------------------------------------------------------
SOVEREIGN (2.5%)
   Republic of Argentina Par Bond, 'L-GP'
     6.00%, 3/31/23                                       1,600            980
--------------------------------------------------------------------------------
                                                                         1,054
================================================================================
AUSTRALIA (0.8%)
CORPORATE (0.8%)
   Murrin Murrin Holdings Property Ltd.
     9.375%, 8/31/07                                        400            300
================================================================================
BERMUDA (0.1%)
CORPORATE (0.1%)
   RSL Communications plc
     10.00%, 3/15/08                                        500(c)          10
     9.125%, 3/1/08                                         550(c)          19
     12.25%, 11/15/06                                        50              2
--------------------------------------------------------------------------------
                                                                            31
================================================================================
BRAZIL (6.1%)
SOVEREIGN (6.1%)
   Federative Republic of Brazil
     5.50%, 4/15/09                                         282(a)         208
     9.63%, 7/15/05                                         300            253
   Federative Republic of Brazil Bond 'C-L'
     8.00%, 4/15/14                                         246            166
   Federative Republic of Brazil Bond 'Z-L'
     5.44%, 4/15/24                                         750(a)         478
   Federative Republic of Brazil Bond PIK 'C'
     8.00%, 4/15/14                                         866            582
   Federative Republic of Brazil
     Debt Conversion Bond 'L'
     5.50%, 4/15/12                                       1,100(a)         653
   Federative Republic of Brazil Global Bond
--------------------------------------------------------------------------------
                                                                         2,340
================================================================================
BULGARIA (0.8%)
SOVEREIGN (0.8%)
   Republic of Bulgaria Front Loaded Interest
     Reduction Bond
     2.25%, 7/28/12                                         150(b)         119
   Republic of Bulgaria Discount
     Bond'A' Euro
     4.56%, 7/28/24                                         240(a)         183
--------------------------------------------------------------------------------
                                                                           302
================================================================================
CANADA (2.6%)
CORPORATE (2.6%)
   Acetex Corp.
     10.875%, 8/1/09                                         45             43
   Air Canada
     10.25%, 3/15/11                                        250            108
   GT Group Telecom, Inc.
     0.00%, 2/1/10                                          625(b)         125
   Husky Oil Ltd.
     8.90%, 8/15/28                                         450(b)         473
   Norske Skog Canada
     8.625%, 6/15/11                                        110            110
   Quebcor Media, Inc.
     11.125%, 7/15/11                                       150            148
--------------------------------------------------------------------------------
                                                                         1,007
================================================================================
CROATIA (0.3%)
SOVEREIGN (0.3%)
   Government of Croatia
     4.56%, 7/31/10                                         123(a)         119
================================================================================
DOMINICAN REPUBLIC (1.0%)
SOVEREIGN (1.0%)
   Dominican Republic Bond
     9.50%, 9/27/06                                         385            376
================================================================================
ECUADOR (1.2%)
SOVEREIGN (1.2%)
   Republic of Ecuador
     5.00%, 8/15/30                                         550(b)         218
     12.00%, 11/15/12                                       350            227
--------------------------------------------------------------------------------
                                                                           445
================================================================================
EGYPT (1.1%)
SOVEREIGN (1.1%)
   Arab Republic of Egypt
     8.75%, 7/11/11                                         500            445
================================================================================
GERMANY (1.2%)
CORPORATE (1.2%)
   Callahan Nordrhein-Westfalen
     14.00%, 7/15/10                                        450            250
   COLT Telecom
     7.625%, 7/31/08                                        400             89
--------------------------------------------------------------------------------
                                        5

                                                          FACE
                                                         AMOUNT          VALUE
                                                          (000)          (000)
--------------------------------------------------------------------------------
GERMANY (CONTINUED)
CORPORATE (CONTINUED)
   Messer Griesheim Holding AG
     10.375%, 6/1/11                                    $   150        $   130
--------------------------------------------------------------------------------
                                                                           469
================================================================================
INDONESIA (0.2%)
CORPORATE (0.2%)
   Indah Kiat International Finance, 'B'
     11.875%, 6/15/02                                        65(c)          15
   Pindo Deli Finance (Mauritius)
     10.75%, 10/1/07                                        400(c)          40
   Tjiwi Kimia International Global Bond
     13.25%, 8/1/01                                         390             47
--------------------------------------------------------------------------------
                                                                           102
================================================================================
IVORY COAST (0.2%)
SOVEREIGN (0.2%)
   Republic of Ivory Coast
     2.00%, 3/29/18                                         285(a,b)        43
Republic of Ivory Coast Front Loaded Interest
   Reduction Bond
   2.00%, 3/29/18                                           400(a,b)        56
--------------------------------------------------------------------------------
                                                                            99
================================================================================
MALAYSIA (0.8%)
SOVEREIGN (0.8%)
   Government of Malaysia
     7.50%, 7/15/11                                         290            294
================================================================================
MEXICO (11.1%)
CORPORATE (2.5%)
   Grupo Iusacell SA de CV
     14.25%, 12/1/06                                         50             50
   Petroleos Mexicanos
     9.375%, 12/2/08                                        540            564
     9.50%, 9/15/27                                         250            243
   TV Azteca, 'B'
     10.50%, 2/15/07                                        150            127
--------------------------------------------------------------------------------
                                                                           984
--------------------------------------------------------------------------------
SOVEREIGN (8.6%)
   United Mexican States
     2.50%, 3/12/08                                         400            418
     8.30%, 8/15/31                                         670            598
   United Mexican States Discount Bond 'C'
     4.84%, 12/31/19                                        250(a)         248
   United Mexican States Discount Bond 'D'
     4.79%, 12/31/19                                        575(a)         570
   United Mexican States Global Bond
     11.375%, 9/15/16                                       720            830
   United Mexican States, 'A'
     9.875%, 2/1/10                                         600            642
--------------------------------------------------------------------------------
                                                                         3,306
--------------------------------------------------------------------------------
                                                                         4,290
================================================================================
MOROCCO (1.1%)
SOVEREIGN (1.1%)
   Morocco R&C, 'A'
     5.09%, 1/5/09                                          474(a)         408
================================================================================
NETHERLANDS (0.6%)
CORPORATE (0.6%)
   Hermes Europe Railtel BV
     11.50%, 8/15/07                                        190             29
   Song Network Holding AB
     12.38%, 2/1/08                                   EUR   145             26
     13.00%, 5/15/09                                        175             32
     13.00%, 5/15/09                                    $   350             73
   United Pan-Europe Communications NV
     10.88%, 8/1/09                                         425             60
--------------------------------------------------------------------------------
                                                                           220
================================================================================
NIGERIA (0.5%)
SOVEREIGN (0.5%)
   Nigeria Promissory Notes, `RC'
     5.09%, 1/5/10                                          150             51
   Central Bank of Nigeria Par Bond
     6.25%, 11/15/20                                        250(b)         158
--------------------------------------------------------------------------------
                                                                           209
================================================================================
PANAMA (0.7%)
SOVEREIGN (0.7%)
   Republic of Panama
     9.38%, 4/1/29                                          100            102
     9.63%, 2/8/11                                          175            174
--------------------------------------------------------------------------------
                                                                           276
================================================================================
PERU (0.7%)
SOVEREIGN (0.7%)
   Republic of Peru Front Loaded Interest
     Reduction Bond
     4.50%, 3/7/17                                          390(b)         268
================================================================================
PHILIPPINES (1.2%)
CORPORATE (0.3%)
   Bayan Telecommunications, Inc.
     13.50%, 7/15/06                                        700(c)         119
--------------------------------------------------------------------------------
                                        6

                                                          FACE
                                                         AMOUNT          VALUE
                                                          (000)          (000)
--------------------------------------------------------------------------------
PHILIPPINES (CONTINUED)
SOVEREIGN (0.9%)
   Republic of Philippines
     9.50%, 10/21/24                                    $   150       $    148
     9.88%, 3/16/10                                         210            196
--------------------------------------------------------------------------------
                                                                           344
--------------------------------------------------------------------------------
                                                                           463
================================================================================
POLAND (1.6%)
CORPORATE (1.2%)
   Netia Holdings II BV, 'B'
     10.25%, 11/1/07                                        250             20
     13.13%, 6/15/09                                        100              8
     13.50%, 6/15/09                                  EUR   130             11
   PTC International Finance II SA
     0.00%, 7/1/07                                      $   200(b)         158
     11.25%, 12/1/09                                        100             95
     11.25%, 12/1/09                                  EUR   185            154
--------------------------------------------------------------------------------
                                                                           446
--------------------------------------------------------------------------------
SOVEREIGN (0.4%)
   Government of Poland
     6.00%, 10/27/14                                    $   175(b)         173
--------------------------------------------------------------------------------
                                                                           619
================================================================================
QATAR (0.8%)
SOVEREIGN (0.8%)
   State of Qatar
     9.75%, 6/15/30                                         300            322
================================================================================
RUSSIA (5.7%)
SOVEREIGN (5.7%)
   Russian Federation
     0.00%, 12/31/01                                        703(d)         382
     0.00%, 3/4/03                                          183(d)          95
     5.00%, 3/31/30                                       1,266(b)         575
     8.25%, 3/31/10                                         524            396
     12.75%, 6/24/28                                        750            733
--------------------------------------------------------------------------------
                                                                         2,181
================================================================================
SOUTH KOREA (1.6%)
CORPORATE (1.1%)
   Korea Electric Power Corp.
     6.375%, 12/1/03                                        280            290
     7.75%, 4/1/13                                          150            158
--------------------------------------------------------------------------------
                                                                           448
--------------------------------------------------------------------------------
SOVEREIGN (0.5%)
   Republic of South Korea
     8.88%, 4/15/08                                         150            174
--------------------------------------------------------------------------------
                                                                           622
================================================================================
TUNISIA (0.5%)
SOVEREIGN (0.5%)
   Central Bank of Tunisia
     8.25%, 9/19/27                                     $   200        $   182
================================================================================
TURKEY (0.0%)
CORPORATE (0.0%)
   Cellco Finance NV
     15.00%, 8/1/05                                          20             12
================================================================================
UKRAINE (0.4%)
SOVEREIGN (0.4%)
   Ukraine Government
     11.00%, 3/15/07                                        173            143
--------------------------------------------------------------------------------
UNITED KINGDOM (2.8%)
CORPORATE (2.8%)
   British Sky Broadcasting Group plc
     8.20%, 7/15/09                                         575            579
   Dolphin Telecommunication plc
     0.00%, 6/1/08                                          190              3
   Dolphin Telecommunications plc 'B'
     0.00%, 5/15/09                                         275              3
   Espirit Telecommunications Group plc
     11.00%, 6/15/08                                        233(c)           3
   HMV Media Group
     10.875%, 5/15/08                                       125            140
   Ono Finance plc
     14.00%, 2/15/11                                        175            108
   Telewest Communications plc
     0.00%, 4/15/09                                         475(b,c)       231
--------------------------------------------------------------------------------
                                                                         1,067
--------------------------------------------------------------------------------
UNITED STATES (45.6%)
ASSET BACKED SECURITIES (0.1%)
   CFS, 1997-5 'A1'
     7.72%, 6/15/05                                         248             40
   FMAC Loan Receivable Trust
     7.90%, 11/1/18                                         243              2
--------------------------------------------------------------------------------
                                                                            42
--------------------------------------------------------------------------------
CORPORATE (45.5%)
   Adelphia Communications Corp., 'B'
     8.38%, 1/1/00                                          160            131
     7.75%, 1/15/09                                         440            351
     9.88%, 3/1/07                                          300            265
   Advanstar Communications
     12.00%, 2/15/11                                          5              3
   Allied Waste North America
     8.875%, 4/1/08                                         290            296
--------------------------------------------------------------------------------

                                        7

                                                          FACE
                                                         AMOUNT          VALUE
                                                          (000)          (000)
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
CORPORATE (CONTINUED)
   American Cellular Corp.
     9.50%, 10/15/09                                    $    65        $    59
   Amerisourcebergen Corp.
     8.13%, 9/1/08                                           40             41
   Anthem Insurance Co.
     9.125%, 4/1/10                                         240            254
   Autonation, Inc.
     9.00%, 8/1/08                                           90             86
   Beazer Homes U.S.A.
     8.63%, 5/15/11                                         195            185
   Blum CB Corp.
     11.25%, 6/15/11                                        150            135
   CA FM Lease Trust
     8.50%, 7/15/17                                         212            218
   Calpine Corp.
     8.50%, 2/15/11                                         210            204
   Centennial Cellular
     10.75%, 12/15/08                                       625            537
   Centex Corp.
     7.88%, 2/1/11                                          280            283
   Charter Communications
     10.25%, 1/15/10                                        570            547
   Chesapeake Energy Corp.
     8.125%, 4/1/11                                         255            240
   CMS Energy Corp.
     7.50%, 1/15/09                                          30             28
   CSC Holdings, Inc.
     9.88%, 5/15/06                                         275            284
   D.R. Horton, Inc.
     8.00%, 2/1/09                                          130            121
   Dana Corp.
     9.00%, 8/15/11                                         135            118
   Delhaize America Inc.
     9.00%, 4/15/31                                         145            165
   DR Securitized Lease Trust
     6.66%, 8/15/10                                          67             55
   Echostar DBS Corp.
     9.38%, 2/1/09                                           95             93
   Encompass Services Corp.
     10.50%, 5/1/09                                         145             99
   Equistar Chemical
     10.13%, 9/1/08                                          60             55
   Exodus Communications Inc.
     11.63%, 7/15/10                                        550             61
   Focal Communications Corp., 'B'
     0.00%, 2/15/08                                         510(b)          61
     11.88%, 1/15/10                                        430             86
   Fresenius Medical Capital Trust I
     9.00%, 12/1/06                                         415            423
   Fresenius Medical Capital Trust II
     7.88%, 2/1/08                                          125            124
   Global Crossing Holding Ltd.
     8.70%, 8/1/07                                          500            210
     9.63%, 5/15/08                                         500            215
   Globalstar LP
     11.38%, 2/15/04                                        150              6
     11.50%, 6/1/05                                          30              1
   Globix Corp.
     12.50%, 2/1/10                                         365             66
   Hanover Equipment Trust
     8.50%, 9/1/08                                           40             40
     8.75%, 9/1/11                                           35             35
   Hayes Lemmerz International, Inc.
     8.25%, 12/15/08                                        655             98
     9.13%, 7/15/07                                         175             26
   HCA- The Healthcare Co.
     6.91%, 6/15/05                                         410            413
     7.58%, 9/15/25                                         130            119
     7.69%, 6/15/25                                         170            152
     8.75%, 9/1/10                                          110            118
   Health Net Inc.
     8.38%, 4/15/11                                         240            248
   Healthsouth Corp.
     8.38%, 10/1/11                                          85             85
   Hilton Hotels
     7.95%, 4/15/07                                         115            111
   HMH Properties 'A'
     7.88%, 8/1/05                                          165            145
   Horseshoe Gaming Holding
     8.63%, 5/15/09                                         795            779
   Huntsman ICI Chemicals
     10.13%, 7/1/09                                   EUR   225            167
     10.13%, 7/1/09                                     $   225            194
   Intermedia Communications, Inc., 'B'
     0.00%, 7/15/07                                         135(b)         133
     8.60%, 6/1/08                                          180            182
   International Game Technology
     8.375%, 5/15/09                                        300            302
   Istar Financial Inc.
     8.75%, 8/15/08                                          90             87
   Jet Equipment Trust, 'A3'
     11.79%, 6/15/13                                        175            149
--------------------------------------------------------------------------------
                                        8

                                                          FACE
                                                         AMOUNT          VALUE
                                                          (000)          (000)
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
CORPORATE (CONTINUED)
   Louisiana Pacific Corp.
     8.88%, 8/15/10                                     $    50        $    45
     10.88%, 11/15/08                                       155            143
   Lyondell Chemical Co.
     9.625%, 5/1/07                                         170            156
   MCLEOD USA, Inc.
     11.375%, 1/1/09                                        420            122
   Metromedia Fiber Network
     10.00%, 12/15/09                                       355             43
   Michael Foods, Inc.
     11.75%, 4/1/11                                         145            152
   Motient Corp., 'B'
     12.25%, 4/1/08                                         260             49
   National Steel Corp., 'D'
     9.875%, 3/1/09                                         490            186
   Nextel Communications, Inc.
     0.00%, 9/15/07                                       1,415(b)         849
     9.38%, 11/15/09                                        170            105
   Nextmedia Operating, Inc.
     10.75%, 7/1/11                                         120            115
   NTL Communications Corp.
     9.88%, 11/15/09                                        125             52
   NTL Inc., 'B'
     0.00%, 4/1/08                                    GBP   675(b)         298
   Omnicare, Inc.
     8.125%, 3/15/11                                        130            134
   Owens-Illinios, Inc.
     7.50%, 5/15/10                                         795            588
     7.80%, 5/15/18                                         240            160
   Park Place Entertainment
     7.88%, 12/15/05                                        145            138
   PG&E National Energy Group
     10.38%, 5/16/11                                        110            119
   Phelps Dodge Corp.
     8.75%, 6/1/11                                          140            144
   Primedia Ltd.
     8.88%, 5/15/11                                         370            277
   Primus Telecommunications Group, Inc.
     11.25%, 1/15/09                                        195             37
     12.75%, 10/15/09                                       140             27
   PSINet, Inc.
     11.00%, 8/1/09                                         265(c)          16
   PSINet, Inc. 'B'
     10.00%, 2/15/05                                        960             58
   Radio One, Inc.
     8.88%, 7/1/11                                           90             89
   RCN Corp., 'B'
     0.00%, 10/15/07                                        915(b)         210
     0.00%, 2/15/08                                         225(b)          47
   Rhythms NetConnections, Inc., 'B'
     0.00%, 5/15/08                                         635(b,c)        56
     14.00%, 2/15/10                                        195             10
   Salem Communications Holdings
     9.00%, 7/1/11                                          175            180
   Schuler Homes
     9.38%, 7/15/09                                         180            170
     10.50%, 7/15/11                                         85             81
   Smithfield Foods, Inc.
     7.63%, 2/15/08                                         290            282
   Station Casinos, Inc.
     8.38%, 2/15/08                                          20             19
     8.88%, 12/1/08                                         300            261
     9.88%, 7/1/10                                          150            136
   The Manitowoc Co., Inc
     10.38%, 5/15/11                                  EUR   110             91
   Toll Brothers, Inc.
     8.25%, 2/1/11                                      $   345            310
   TRW, Inc.
     7.63%, 3/15/06                                          60             63
   Viatel, Inc.
     0.00%, 4/15/08                                         630(b,c)         2
   Vintage Petroleum, Inc.
     8.63%, 2/1/09                                          300            304
     9.75%, 6/30/09                                         275            288
   Waste Management, Inc.
     6.88%, 5/15/09                                         185            189
     7.13%, 10/1/07                                         565            597
     7.13%, 12/15/17                                         40             38
     7.65%, 3/15/11                                          50             52
   Winstar Communications
     0.00%, 4/15/10                                       3,765(b,c)        19
   XM Satellite Radio Holdings, Inc.
     14.00%, 3/15/10                                         75             35
   XO Communications, Inc.
     9.45%, 4/15/08                                         545(b)          49
     10.75%, 11/15/08                                       325             62
     10.75%, 6/1/09                                          75             15
   Young Broadcasting, Inc.
     10.00%, 3/1/11                                         250            199
--------------------------------------------------------------------------------
                                                                        17,556
================================================================================
VENEZUELA (0.8%)
SOVEREIGN (0.8%)
   Republic of Venezuela Oil-Linked Payment
     Obligation
     0.00%, 4/15/20                                           1(a)          --@
--------------------------------------------------------------------------------

                                        9

                                                          FACE
                                                         AMOUNT          VALUE
                                                          (000)          (000)
--------------------------------------------------------------------------------
VENEZUELA (CONTINUED)
SOVEREIGN (CONTINUED)
   Republic of Venezuela Debt Conversion Bond
     'DL'
     0.00%, 12/18/07                                    $   155(a)     $   123
   Republic of Venezuela Global Bond
     9.25%, 9/15/27                                          50             33
   Republic of Venezuela Par Bond
     6.75%, 3/31/20                                         190            144
--------------------------------------------------------------------------------
                                                                           300
================================================================================
TOTAL DEBT INSTRUMENTS
   (Cost $51,981)                                                       36,747
================================================================================
                                                         SHARES
--------------------------------------------------------------------------------
COMMON STOCKS (0.0%)

SWEDEN
   Song Networks Holding AB ADR
   (Cost $--@)                                            3,288              1
================================================================================
PREFERRED STOCK(4.0%)
================================================================================
UNITED STATES (4.0%)
   Broadwing Communications Corp., 'B'
     12.50%                                                 574            534
   Dobson Communications Corp., PIK
     13.00%                                                 418            388
   Nextel Communications, Inc. 'D', PIK
     13.00%                                                 180             92
   Paxson Communications Corp., PIK
     13.25%                                                  21            186
   Primedia Inc., 10.00%                                    370             22
   Primedia Inc., 9.20%                                     260             15
   TNP Enterprises, Inc., 'D', 14.50%                       248            259
   XO Communications, Inc., 14.00%                        2,671             12
   XO Communications, Inc. 'B', 13.50%                      285             23
================================================================================
TOTAL PREFERRED STOCK
   (Cost $1,701)                                                         1,531
================================================================================

                                                         NO. OF
                                                         RIGHTS
--------------------------------------------------------------------------------
RIGHTS (0.0%)

MEXICO (0.0%)
   United Mexican States Value Recovery Rights,
     0.00%, expiring 6/30/03                              4,056             28
   UNITED KINGDOM(0.0%)
   Ono Finance plc
     0.00%, expiring 2/15/11                                                 1
================================================================================
TOTAL RIGHTS
   (Cost $--@)                                            4,056             29
================================================================================

                                                         NO. OF
                                                       WARRANTS
--------------------------------------------------------------------------------
WARRANTS (0.2%)

CANADA (0.0%)
   GT Group Telecom, Inc., expiring
     2/1/10                                               6,250              3
================================================================================
COLOMBIA (0.1%)
   Occidente y Caribe, expiring
     3/15/04                                             25,790             26
================================================================================
MEXICO (0.1%)
   Maxcom Telecomunicaciones SA de
     CV 'B', expiring 4/1/07                                150             30
--------------------------------------------------------------------------------
UNITED STATES (0.0%)
   Motient Corp., expiring 4/1/08                         2,800        $    --@
   SW Acquisition, expiring 4/1/11                          220              6
   XM Satellite Radio Holdings, Inc.,
     expiring 3/15/10                                     1,550              1
--------------------------------------------------------------------------------
                                                                             7
--------------------------------------------------------------------------------
TOTAL WARRANTS
   (Cost $191)                                                              66
--------------------------------------------------------------------------------

                                                           FACE
                                                         AMOUNT
                                                          (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.3%)

UNITED STATES (0.3%)
   U.S. Treasury Bill,
     10/18/01 (Cost $100)                               $   100        $   100
================================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.2%)
================================================================================
   Euro (Cost $80)                                    EUR    87             79
================================================================================
TOTAL INVESTMENTS (100.0%)
   (Cost $54,053)                                                       38,553
================================================================================

                                                         AMOUNT
                                                          (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES

   Other Assets                                           2,802
   Liabilities                                          (12,308)        (9,506)
================================================================================
NET ASSETS

   Applicable to 4,180,704, issued and outstanding
     $ 0.01 par value shares (100,000,000 shares
     authorized)                                                       $29,047
================================================================================
NET ASSET VALUE PER SHARE                                              $  6.94
================================================================================

(a)-- Variable/floating rate security - rate disclosed is as of September 30,
2001
(b)-- Step Bond- coupon rate increases in increments to maturity. Rates disclosed is as of September 30, 2001
(c)-- Issuer is in default.
(d)-- Zero coupon bond
@-- Value is less than $500
September 30, 2001 exchange rate-- Euro (EUR) 1.098=$1.00

                                       10